Stock Based Compensation (Q3) (Tables)	9 Months Ended
Mar. 31, 2018
Stock Based Compensation [Abstract]
Stock Option Activity
A summary of stock option activity is as follows:

March 31, 2018

Number of options outstanding:
Beginning of year	-
Granted	1,014,770
Exercised, converted	(8,000)
Forfeited / exchanged / modification	(163,500)

End of period	843,270

Number of options exercisable at end of period	28,000
Number of options available for grant at end of period	4,148,730

Weighted average option prices per share:
Granted during the period	$0.25
Exercised during the period	$0.25
Terminated during the period	$0.25
Outstanding at end of period	$0.25
Exercisable at end of period	$0.25

Weighted Average Assumptions
This estimate was made using the Black-Scholes option pricing model and the following weighted average assumptions:

2018

Expected option life (years)	2.5 - 3
Expected stock price volatility	144%
Expected dividend yield	—%
Risk-free interest rate	2.31%